Fair Value Measurements (Summary Of Assets And Liabilities Measured At Fair Value On A Non-Recurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Property and equipment, net, Total gains or losses	¥ (2,253)	¥ (2,253)
Identifiable intangible assets, Total gains or losses	(1,900)	(1,900)
Total non-financial assets, Total gains or losses		(4,153)
Property and equipment, net, Carrying value		1,103
Identifiable intangible assets, Carrying value		31,583
Total non-financial assets, Carrying value		32,686
Level 3 [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Property and equipment, net, Carrying value		1,103
Identifiable intangible assets, Carrying value		31,583
Total non-financial assets, Carrying value		¥ 32,686